Share Capital and Public Offerings (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital And Public Offerings Abstract
Schedule of common share warrant activity
Balance at January 1, 2022	5,409,746
Issuances	14,819,913
Exercises	(1,184,616)
Balance at December 31, 2022	19,045,043

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2021	-	-
Granted	1,333,123	$1.23
Exercised	-	-
Expired/cancelled	-	-
Balance at December 31, 2022	1,333,123	$1.23
Options vested and exercisable	50,000
Options expected to vest	1,283,123

Schedule of unvested stock option
	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2021	-	-
Granted	1,333,123	-
Vested	(50,000)	$0.22
Forfeited	-
Balance at December 31, 2022	1,283,123	$0.25